CONSOLIDATED STATEMENTS OF EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock	Retained Earnings	Retained Earnings Cumulative effect, period of adoption, adjusted balance		Accumulated other comprehensive income (loss) [2]	Accumulated other comprehensive income (loss) Cumulative effect, period of adoption, adjusted balance		Treasury Stock	Parent	Noncontrolling Interest
Balance at beginning of fiscal year at Mar. 31, 2019		¥ 5,829,657	¥ 2,740,545	¥ 1,052	[1]	¥ 164,021	¥ (1,052)	[1],[2]	¥ (7,704)		¥ 774,974
Purchases of treasury stock									(1,908)
Balance at beginning of fiscal year, adjusted at Mar. 31, 2019				2,741,597			162,969	[2]
Performance-based stock compensation program		(178)
Change in ownership interests in consolidated subsidiaries		(1,965)
Disposal of treasury stock									3,197
Net income (loss) attributable to MHFG shareholders	¥ 150,195		150,195
Change during year	(172,055)					(172,463)
Other		(14)	(612)
Transactions between the MHFG Group and the noncontrolling interest shareholders											(52,521)
Dividends paid to noncontrolling interests											(15,722)
Dividends declared			(190,406)
Net income (loss) attributable to noncontrolling interests	(43,880)										(43,880)
Other											408
Balance at end of fiscal year at Mar. 31, 2020	9,175,624	5,827,500	2,700,774	(124,636)	[3]	(9,494)	0		(6,415)	¥ 8,512,365	663,259
Purchases of treasury stock									(2,545)
Balance at beginning of fiscal year, adjusted at Mar. 31, 2020				2,576,138			(9,494)	[2]
Performance-based stock compensation program		(110)
Change in ownership interests in consolidated subsidiaries		(527)
Disposal of treasury stock									1,836
Net income (loss) attributable to MHFG shareholders	581,765		581,765
Change during year	327,108					327,608
Other		0	(100)
Transactions between the MHFG Group and the noncontrolling interest shareholders											(300,371)
Dividends paid to noncontrolling interests											(15,753)
Dividends declared			(190,418)
Net income (loss) attributable to noncontrolling interests	236,283										236,283
Other											(499)
Balance at end of fiscal year at Mar. 31, 2021	9,688,157	5,826,863	2,967,385	0		318,114	0	[2]	(7,124)	9,105,238	582,919
Purchases of treasury stock									(2,870)
Balance at beginning of fiscal year, adjusted at Mar. 31, 2021				¥ 2,967,385			¥ 318,114	[2]
Performance-based stock compensation program		(69)
Change in ownership interests in consolidated subsidiaries		(9,960)
Disposal of treasury stock									1,652
Net income (loss) attributable to MHFG shareholders	(104,722)		(104,722)
Change during year	126,593					121,998
Other		0	(309)
Transactions between the MHFG Group and the noncontrolling interest shareholders											(44,651)
Dividends paid to noncontrolling interests											(18,095)
Dividends declared			(196,746)
Net income (loss) attributable to noncontrolling interests	3,251										3,251
Other											4,595
Balance at end of fiscal year at Mar. 31, 2022	¥ 9,442,231	¥ 5,816,834	¥ 2,665,608			¥ 440,112			¥ (8,342)	¥ 8,914,212	¥ 528,019

[1]	These amounts resulted from the adoption of ASU No.2017-12, “Derivatives and Hedging (Topic 815)—Targeted Improvements to Accounting for Hedging Activities.”
[2]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 16 “Accumulated other comprehensive income (loss), net of tax.”
[3]	These amounts resulted from the adoption of ASU No.2016-13, “Financial Instruments—Credit Losses (Topic 326)—Measurement of Credit Losses on Financial Instruments” and subsequent amendments. See Note 1 “Basis of presentation and summary of significant accounting policies” for further details.